Associated companies	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Associated companies	Associated companies
As of December 31, 2021 and 2020, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of December 31, 2021	As of December 31,
		2021	2020 (a)
Shannon Engine Support Ltd (“SES”)	50.0	$530,815	$—
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	81,336	72,861
AerLift Leasing Limited and Subsidiaries (“AerLift”)	39.3	31,047	31,681
Einn Volant Aircraft Leasing Holdings Ltd. (“EV”)	9.5	21,020	—
Acsal Holdco, LLC (“ACSAL”)	19.4	21,018	18,112
Gilead Aviation Designated Activity Company (“Gilead”)	9.9	13,713	—
Mubadala Infrastructure Investments Limited (“MIP”)	5.7	6,138	—
		$705,087	$122,654

(a)Prior year amounts have been reclassified from Other Assets to conform to current year presentation. Refer to Note 11—Other Assets.
Our share of undistributed earnings of investments in which our ownership interest is less than 50% was $85 million and $42 million as of December 31, 2021 and 2020, respectively.